ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Statements of Cash flows) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] USD ($)	Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2011 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2010 Home Inns & Hotels Management Inc. [Member] CNY
Cash flows from operating activities:
Net income/(loss)	$ (3,647,000)	(22,715,000)	357,625,000	366,608,000	$ (4,320,000)	(26,918,000)	351,531,000	359,499,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of upfront fee of term loan	6,912,000	43,060,000	5,726,000	0	6,912,000	43,060,000	5,726,000	0
Share of income from subsidiaries					(30,562,000)	(190,404,000)	(239,217,000)	(416,760,000)
Interest expense					0	0	0	1,730,000
Foreign exchange loss/(gain)	(35,000)	(217,000)	(15,849,000)	4,350,000	(316,000)	(1,969,000)	(19,194,000)	2,912,000
Gain on buy-back of convertible bonds	0	0	(1,521,000)	(2,480,000)	0	0	(1,521,000)	(2,480,000)
Issuance costs for convertible notes	0	0	0	42,559,000	0	0	0	42,559,000
Loss/(gain) on change in fair value of convertible notes	13,980,000	87,099,000	(198,547,000)	9,040,000	13,980,000	87,099,000	(198,547,000)	9,040,000
Loss from fair value change of interest rate swap transaction	1,070,000	6,665,000	7,315,000	0	1,070,000	6,665,000	7,315,000	0
Change in assets and liabilities, net of effects of acquisitions:
(Increase)/decrease in receivables from related parties	0	0	0	(2,523,000)	25,000	154,000	(241,000)	0
(Increase)/decrease in prepayments and other current assets	(4,806,000)	(29,941,000)	(7,077,000)	(25,674,000)	(441,000)	(2,750,000)	540,000	(205,000)
Increase/(decrease) in payables to related parties	199,000	1,241,000	1,136,000	1,150,000	0	0	(163,258,000)	97,248,000
(Decrease)/increase in other payables and accruals	1,174,000	7,306,000	75,319,000	19,409,000	1,034,000	6,444,000	(4,630,000)	(673,000)
Net cash provided by/(used in) operating activities	120,027,000	747,779,000	726,102,000	879,958,000	(12,618,000)	(78,619,000)	(261,496,000)	92,870,000
Cash flows from investing activities:
Cash paid to restricted cash - escrow account and interest reserve account	(594,000)	(3,703,000)	(202,323,000)	0	(594,000)	(3,703,000)	(202,323,000)	0
Cash paid for acquisition of Motel 168					0	0	(2,031,421,000)	0
Investments in subsidiaries					0	0	(53,319,000)	(47,951,000)
Dividend received from subsidiaries					128,184,000	798,605,000	0	0
Cash flows (used in)/ provided by investing activities	(160,774,000)	(1,001,634,000)	(2,669,499,000)	(355,962,000)	127,590,000	794,902,000	(2,287,063,000)	(47,951,000)
Cash flows from financing activities:
Proceeds from share option exercise	4,272,000	26,615,000	28,173,000	63,644,000	4,272,000	26,615,000	28,173,000	63,644,000
Buy-back of convertible bonds	0	0	(45,507,000)	(202,687,000)	0	0	(45,507,000)	(75,687,000)
Net proceeds from issuance of convertible notes	0	0	0	1,188,823,000	0	0	0	1,188,823,000
Repayment of convertible bonds	(17,968,000)	(111,945,000)	0	0	(17,968,000)	(111,945,000)	0	0
Proceeds from loans	0	0	1,433,559,000	24,900,000	0	0	1,525,176,000	0
Repayment of loans					(122,141,000)	(760,949,000)	0	0
Cash settlement of interest swap transaction	(549,000)	(3,418,000)	0	0	(549,000)	(3,418,000)	0	0
Payment for upfront fee of loan	0	0	(5,874,000)	0	0	0	(91,617,000)	0
Net cash provided by/(used in) financing activities	(138,727,000)	(864,284,000)	1,403,102,000	1,040,250,000	(136,386,000)	(849,697,000)	1,416,225,000	1,176,780,000
Effect of foreign exchange rate changes on cash and cash equivalents	(761,000)	(4,743,000)	(56,310,000)	(11,195,000)	(397,000)	(2,467,000)	(52,334,000)	(9,761,000)
Net increase/(decrease) in cash and cash equivalents	(180,235,000)	(1,122,882,000)	(596,605,000)	1,553,051,000	(21,811,000)	(135,881,000)	(1,184,668,000)	1,211,938,000
Cash and cash equivalents, beginning of year	286,679,000	1,786,038,000	2,382,643,000	829,592,000	29,146,000	181,581,000	1,366,249,000	154,311,000
Cash and cash equivalents, end of year	106,444,000	663,156,000	1,786,038,000	2,382,643,000	7,335,000	45,700,000	181,581,000	1,366,249,000
Supplemental disclosure of cash flow information
Cash paid during year for interest	(12,473,000)	(77,706,000)	(39,115,000)	(211,000)	(12,473,000)	(77,706,000)	(33,848,000)	0
Supplemental schedule of non-cash investing activities:
Unpaid consideration related to acquisition of Motel 168					0	0	143,728,000	0
Decrease of investments in subsidiaries when Home Inns HK paid on behalf of Company					0	0	0	127,000,000
Issuance of ordinary shares related to acquisition of Motel 168	$ 0	0	667,314,000	0	$ 0	0	667,314,000	0